                                  FORM N-CSR/A

  CERTIFIED SHAREHOLDERS REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                   811-10419

Exact Name of registrant as specified in charter     NorthQuest Capital

                                                     Fund, Inc.

Address of principal executive offices               16 Rimwood Lane

                                                     Colts Neck, NJ 07722

Name and address of agent for service                Peter J. Lencki

                                                     16 Rimwood Lane

                                                     Colts Neck, NJ 07722

Registrants telephone number, including area code    732-842-3465

Date of fiscal year end:                             12/31/10

Date of reporting period:                            12/31/10

The registrant is filing this amendment to include the text under the heading

"Certification" under Item 10 (A) and (B) on page iv; and the title of the undersigned under the section titled "Signatures" on page v.

                                      -i-

(page)

Item 1. Report to Shareholders.

                         NORTHQUEST CAPITAL FUND, INC.

                                 ANNUAL REPORT

                               DECEMBER 31, 2010

                         NorthQuest Capital Fund, Inc.

                                16 Rimwood Lane

                             Colts Neck, NJ  07722

                                 1-800-698-5261

                             www.NorthQuestFund.com

                                     -ii-

(page)

                         NORTHQUEST CAPITAL FUND, INC.

                                                               December 31, 2010

To the Shareholders of NorthQuest Capital Fund, Inc.:

    Our Fund began the year at a share price of $10.18 and ended 2010 AT $11.03.

The Fund's total return for this period increased 8.35%. The following table may tbe helpful in comparing the Fund's performance with other indexes.

  The Fund & Other Indexes       2010 Performance       Year-To-Date (Loss)

  ------------------------                              -------------------

   NorthQuest Capital Fund                                     8.35%

   D.J.I.A.                                                   11.02%

   NASDAQ                                                     16.91%

   S&P 500                                                    12.78%

   S&P 500 with reinvested dividends                          15.06%

2010 Portfolio Review

   The Fund's medical stocks, Amgen Inc. (AMGN), Medtronic Inc. (MDT) and

Stryker Corp. (SYK), were among the weak stock price performers in the Fund's investment portfolio. These medical stocks remain undervalued. In contrast, the strongest performers as per stock price performance included Donaldson Co.

(DCI), Emerson Electric Co. (EMR), U.S. Bancorp (USB), Parker Hannifin Corp.

(PH), United Technologies Corp. (UTX), Reliance Steel & Aluminum (RS) and Fiserv

Inc. (FISV). Pages 2 and 3 of this report contain pricing, valuation and other fundamental information about the individual companies in the NorthQuest invest-

ment portfolio.

   Approximately 32% of the Fund's portfolio was held in cash and cash equiva-

lents. The cash position limited the Fund's total return this past year on account of low interest rates. But the cash reserve provided the Fund the flexi-

bility to protect as well as expand the Fund's investment portfolio.

   NorthQuest did not purchase or sell any common stock securities during the fourth quarter. Going forward, the Fund is prepared to adapt to the conditions that develop in 2011.

   You will find enclosed information and commentary about the Fund's holdings,

year-end financial statements, and the Auditor's opinion stated in the Report of

Independent Registered Public Accounting Firm. Please do not hesitate to call or write me any comments or questions that you may have about this report. Thank you again for your trust, confidence and investments.

Sincerely,

/s/ Peter J. Lencki

       President

(page)

PERFORMANCE ILLUSTRATION                           December 31, 2010 (Unaudited)

     The line graph below assumes an initial $10,000 investment in the

NorthQuest Capital Fund on 01/15/02 and the subsequent value of the account on 12/31/10, compared to the $10,000 investment into the S&P 500 Index with dividends reinvested for the same period. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

The returns do not reflect taxes that a shareholder would pay on Fund distribu-

tions or on the sale of Fund shares.

                                             Line Graph Symbol

                                             -----------------

     NorthQuest Capital Fund                       "NQ"

     S&P 500 Index with dividends reinvested       "SP"

    Inception  Yr Ended  Yr Ended  Yr Ended  Yr Ended  Yr Ended  Yr Ended

     1/15/02   12/31/02  12/31/03  12/31/04  12/31/05  12/31/06  12/31/07

    ---------  --------  --------  --------  --------  --------  --------

NQ   $10,000    $ 9,190   $10,960   $11,930   $11,770   $13,350   $12,857

SP   $10,000    $ 7,790   $10,026   $11,117   $11,662   $13,504   $14,245

                         12 Months

    Yr Ended     Ended     Ended

    12/31/08   12/31/09  12/31/10

    --------   --------  --------

NQ   $ 9,067    $10,199   $11,051

SP   $ 8,974    $11,349   $13,058

                 Line Graph Performance from 1/15/02 to 12/31/10

                                   . . NQ . .

                                   - - SP - -

  $15,000 I

          I

  $14,000 I                                       / SP

          I                                   SP/     \

  $13,000 I                                 . NQ  . NQ |             SP

          I                               .  /     .   |            /

  $12,000 I                      .NQ .  NQ /        .  |           /

          I                    .        SP           . |          /

  $11,000 I                 NQ    SP   /              . \       SP . NQ

          I                .      /                    . \     / .

  $10,000 I   SPNQ       .  SP /                        . \   /.NQ

          I   \   .    .    /                            . \ /.

  $ 9,000 I     \   . NQ  /                              NQSP

          I       \     /

  $ 8,000 I         \ SP

          I

  $ 7,000 I

              01/15 12/31 12/31 12/31 12/31 12/31 12/31 12/31 12/31 12/31

              2002  2002  2003  2004  2005  2006  2007  2008  2009  2010

     Another measure of performance is the Fund's Average Annual Return for the past 1 year, 5 year and since inception (1/15/02) compared with the S&P 500

Index with dividends reinvested.

                                             Average Annual Return (Loss)

                                                                   Since

                                            1 Year     5 Year    Inception

                                                                 (1/15/02)

                                           --------   --------   ----------

  NorthQuest Capital Fund                    8.35%     (1.25%)      1.12%

  S&P 500 Index with dividends reinvested   15.06%      2.29%       3.04%

(page)

NORTHQUEST CAPITAL FUND, INC.

General Corporate Information and Update on Companies in Fund's Investment

Portfolio

These comments are not recommendations to buy or sell these common stocks but to give our shareholders a short-term snapshot or perspective of Fund equity hold-

ings as of 12/31/10. It should be noted that Fund investment transactions are based on many factors (including long-term analysis).

                                                                    Year To Date

 Common                  Stock                                           % Price

 Stock                   Symbol        Industry        Valuation          Change

--------                --------   ----------------   -----------   ------------

Amgen Inc.                AMGN          BioTech       Undervalued          -3.0%

Products & Services: Drug manufacturer involved in cancer, arthritis, & anemia ailments.

Sales:   Up          Debt/Amt:  Up/Reasonable

Profits: Up          Cash Flow: Down

Donaldson Co.             DCI          Machinery      Overvalued           37.0%

Products & Services: Manufactures filters for computers, heavy duty trucks &

                     industrial gas turbines.

Sales:    Up         Debt/Amt:  Up/Reasonable

Profits:  Up         Cash Flow: Down

Emerson Electric Co.      EMR      Electric Equip.    Undervalued          34.2%

Products & Services: Manufacturer of electrical components and provider of technological solutions.

Sales:   Up          Debt/Amt:  Unchanged/Reasonable

Profits: Up          Cash Flow: Up

Fiserv Inc.               FISV      Computer serv.    Undervalued          20.8%

Products & Services: Conducts administrative and data processing for financial companies.

Sales:   Up          Debt/Amt:  Unchanged/High

Profits: Up          Cash Flow: Up

General Dynamics          GD            Defense       Undervalued           4.1%

Products & Services: Manufactures private jet aircraft, military vehicles,

                     munitions, & hi-tech systems.

Sales:   Up          Debt/Amt:  Down/Low

Profits: Up          Cash Flow: Up

Medtronic Inc.            MDT      Medical devices    Undervalued         -15.7%

Products & Services: Makes devices for cardiac, spinal, bladder, inner ear &

                     diabetic ailments.

Sales:   Up          Debt/Amt:  Down/Reasonable

Profits: Up          Cash Flow: Up

Parker Hannifin           PH         Diversified      Undervalued          60.2%

Products & Services:

Sales:   Up          Debt/Amt:  Unchanged/Reasonable

Profits: Up          Cash Flow: Up

(page)

NORTHQUEST CAPITAL FUND, INC.

General Corporate Information and Update on Companies in Fund's Investment

Portfolio (continued)

These comments are not recommendations to buy or sell these common stocks but to give our shareholders a short-term snapshot or perspective of Fund equity holdings as of 12/31/10. It should be noted that Fund investment transactions are based on many factors (including long-term analysis).

                                                                    Year To Date

 Common                  Stock                                           % Price

 Stock                   Symbol        Industry        Valuation          Change

--------                --------   ----------------   -----------   ------------

Reliance Steel &          RS            Steel         Undervalued          18.2%

        Aluminum

Products & Services: Producer of metal products used in many industries

                     (globally).

Sales:   Up          Debt/Amt:  Up/Reasonable

Profits: Up          Cash Flow: Up

Stryker Corp.             SYK      Medical devices    Undervalued           6.6%

Products & Services: Manufactures power instruments for surgery; strechers &

                     bed; hip & knee implants

Sales:   Up          Debt/Amt:  Up/Low

Profits: Up          Cash Flow: Up

Symantec Corp.            SYMC      Computer serv.    Undervalued          -6.4%

Products & Services: Develops, markets, and supports software to resist computer viruses and hackers.

Sales:   Up          Debt/Amt:  Up/Reasonable

Profits: Up          Cash Flow: Up

U.S. Bancorp              USB          Banking        Overvalued           19.8%

Products & Services: USB has more than 3000 bank offices throughout the U.S.

Income:  Up          Return on assets:  Up

Profits: Up          Loan loss reserve: Up

United Technologies

           Corp.          UTX        Diversified      Undervalued          13.4%

Products & Services: Makes aircraft engines, elevators, helicopters, electronic controls, and fire/security systems.

Sales:   Up          Debt/Amt:  Up/Reasonable

Profits: Up          Cash Flow: Up

Exxon Mobil               XOM         Petroleum      Overvalued             7.2%

Products & Services: Explores, extracts, and refines oil/natural gas worldwide.

                     Also has chemical business.

Sales:   Up          Debt/Amt:  Up/Low

Profits: Up          Cash Flow: Up

(page)

                         NORTHQUEST CAPITAL FUND, INC.

                         -----------------------------

                     Top Ten Holdings and Asset Allocation

                     -------------------------------------

                               December 31, 2010

                               -----------------

                                  (Unaudited)

                        *

        Top Ten Holdings                                Asset  Allocation

       (% of Nets Assets)                               (% of Net Assets)

       ------------------                               -----------------

General Dynamics Corp.     9.14%                  Biotechnology           5.18%

Parker Hannifin Corp.      8.15%                  Chemicals               4.71%

Fiserv Inc.                6.28%                  Defense                 9.14%

Stryker Corp.              5.32%                  Diversified            13.22%

Amgen Inc.                 5.18%                  Electrical              3.44%

Medtronic Inc.             5.10%                  Financial               2.89%

United Technologies Corp.  5.07%                  Machinery               5.00%

Donaldson Co.              5.00%                  Medical                10.40%

Reliance Steel & Aluminum  4.83%                  Steel                   4.83%

Exxon Mobil Corporation    4.71%                  Technology              9.23%

                           -----

                          58.78%                  Other Assets

                          ======                  less liabilities, Net  31.96%

                                                                         ------

                                                                        100.00%

                                                                        =======

*  Portfolio holdings are subject to change and are not recommendations of individual stocks.

(page)

                         NORTHQUEST CAPITAL FUND, INC.

                         -----------------------------

                                   EXPENSES

                                   --------

                               December 31, 2010

                               -----------------

EXPENSES EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you under-

stand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2010 to

December 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the ex-

penses that you paid over the period. Simply divide your account value by $1,000

(for example, an $8,600 account value divided by $1,000=8.6), then mutliply the result by the number in the first line under the heading "Expense Paid During

Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical ac-

count values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the

Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your on-

going costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Expenses Paid

                     Beginning             Ending               During Period *

                   Account Value        Account Value          July 1, 2010 to

                    July 1, 2010      December 31, 2010       December 31, 2010

                  ---------------     -----------------       -----------------

Actual               $1,000.00           $1,146.57                  $ 9.68

Hypothetical

(5% return

before expenses)     $1,000.00           $1,016.18                  $ 9.10

* Expenses are equal to the Fund's annualized expense ratio of 1.79%, multiplied by the average account value over the period, multiplied by 184 days/365 days

[number of days in most recent fiscal half-year/365 (to reflect the one-half year period).

(page)                   NORTHQUEST CAPITAL FUND, INC.

                         -----------------------------

                            Schedule of Investments

                            -----------------------

                               December 31, 2010

                               -----------------

                                                                    Fair

COMMON STOCKS - 68.04%                  Shares         Cost         Value

----------------------                  ------         ----         -----

Biotechnology Industry - 5.18%

------------------------------

Amgen Inc. *                             2,200   $   126,843   $   120,780

                                                   ----------    ----------

Computer Hardware & Software - 9.23%

------------------------------------

Fiserv Inc. *                            2,500       109,333       146,400

Symantec Corp. *                         4,100        39,478        68,634

                                                   ----------    ----------

                                                     148,811       215,034

                                                   ----------    ----------

Defense Industry - 9.14%

------------------------

General Dynamics Corp.                   3,000       100,926       212,880

                                                   ----------    ----------

Electrical Products/Equipment - 3.44%

-------------------------------------

Emerson Electric Co.                     1,400        53,883        80,038

                                                   ----------    ----------

Financial Services - 2.89%

--------------------------

U.S. Bancorp                             2,500        74,356        67,425

                                                   ----------    ----------

Diversified Industrials - 13.22%

-------------------------------

Parker Hannifin Corp.                    2,200       154,608       189,860

United Technologies Corp.                1,500        67,597       118,080

                                                   ----------    ----------

                                                     222,205       307,940

                                                   ----------    ----------

Machinery Industry - 5.00%

--------------------------

Donaldson Co.                            2,000        43,375       116,560

                                                   ----------    ----------

   The accompanying notes are an integral part of these financial statements.

(page)

                         NORTHQUEST CAPITAL FUND, INC.

                         -----------------------------

                      Schedule of Investments (continued)

                      -----------------------------------

                               December 31, 2010

                               -----------------

                                                                    Fair

COMMON STOCKS - 68.04%                  Shares         Cost         Value

----------------------                  ------         ----         -----

Medical Supplies Industry - 10.40%

-------------------------

Medtronic Inc.                           3,200   $   136,567   $   118,688

Stryker Corp.                            2,300        72,731       123,510

                                                   ----------    ----------

                                                     209,298       242,198

                                                   ----------    ----------

Petroleum & Chemical Industry - 4.71%

-------------------------------------

Exxon Mobil Corporation                  1,500        98,847       109,680

                                                   ----------    ----------

Steel Industry - 4.83%

----------------------

Reliance Steel & Aluminum                 2,200       77,197       112,420

                                                   ----------    ----------

TOTAL COMMON STOCKS                              $ 1,155,741     1,584,955

                                                   ----------    ----------

OTHER ASSETS LESS LIABILITIES - 31.96%                             744,544

                                                                 ----------

NET ASSETS - 100.00%                                           $ 2,329,499

                                                                 ==========

* Non-income producing during the period.

  The accompanying notes are an integral part of these financial statements.

(page)

                         NORTHQUEST CAPITAL FUND, INC.

                         -----------------------------

                      Schedule of Investments (continued)

                      -----------------------------------

                               December 31, 2010

                               -----------------

    Various inputs are used in determining the value of the Fund's investments.

    These inputs are summarized in the three broad levels listed below:

       Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

       Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset and liability, either direct-

                 ly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves,

                 default rates and similar data.

       Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the

                 Fund's own assumptions about the assumptions a market partici-

                 pant would use in valuing the asset or liability, and would be based on the best information available.

    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

    The following is a summary of inputs used as of December 31, 2010 in valuing the Fund's investments carried at value:

    Investment in Securities      Level 1      Level 2      Level 3      Total

                               -----------  -----------  -----------  ----------

     Common Stocks             $1,584,955   $    -       $    -       $1,584,955

                               -----------  -----------  -----------  ----------

                               $1,584,955   $    -       $            $1,584,955

                               ===========  ===========  ===========  ==========

  The accompanying notes are an integral part of these financial statements.

(page)

                         NORTHQUEST CAPITAL FUND, INC.

                         -----------------------------

                      Statement of Assets and Liabilities

                      -----------------------------------

                               December 31, 2010

                               -----------------

Assets

Investments in securities at fair value (cost $1,155,741)         $ 1,584,955

Cash                                                                    1,819

Cash, interest bearing                                                742,151

Dividends and interest receivable                                         574

                                                                   -----------

          Total Assets                                              2,329,499

                                                                   -----------

Liabilities

Accrued expenses                                                         -

                                                                   -----------

Net Assets                                                        $ 2,329,499

                                                                   ===========

Composition of Net Assets:

  Common stock, at $.001 par value                                $       211

  Paid-in capital                                                   2,097,696

  Accumulated net realized loss on investments                       (197,622)

  Net unrealized appreciation of securities                           429,214

                                                                   -----------

Net Assets (equivalent of $11.03 per share based on

211,158 shares outstanding) (Note 4)                              $ 2,329,499

                                                                   ===========

   The accompanying notes are an integral part of these financial statements.

                                       10

(page)

                         NORTHQUEST CAPITAL FUND, INC.

                         -----------------------------

                            Statement of Operations

                            -----------------------

                      For the year ended December 31, 2010

                      ------------------------------------

Investment Income

  Dividends                                                    $ 20,006

  Interest                                                          532

                                                               ---------

          Total Income                                           20,538

                                                               ---------

Expenses

  Investment advisory fee (Note 2)                               21,777

  Audit                                                           8,950

  Bank fees                                                         149

  Director fees and expenses                                        600

  Insurance                                                         925

  Legal fees                                                        500

  Office expense                                                    331

  Telephone                                                       1,130

  Postage and printing                                            1,672

  Registration and fees                                           2,364

  Taxes                                                             570

                                                               ---------

          Total Expenses                                         38,968

                                                               ---------

Net Investment Loss                                             (18,430)

                                                               ---------

Realized and Unrealized Gain (Loss) from Investments

    Net realized gain (loss) on investments                        -

    Net unrealized appreciation on investments                  198,533

                                                               ---------

Net realized and unrealized gain from investments               198,533

                                                               ---------

Net increase in net assets resulting from operations          $ 180,103

                                                               =========

   The accompanying notes are an integral part of these financial statements.

                                       11

(page)

                         NORTHQUEST CAPITAL FUND, INC.

                         -----------------------------

                      Statements of Changes in Net Assets

                      -----------------------------------

                For the years ended December 31, 2010 and 2009

                ----------------------------------------------

                                                          2010          2009

                                                      ------------  ------------

Increase (decrease) in net assets from operations

Net investment income (loss)                           $  (18,430)   $   (6,831)

Net realized loss from investments                           -         (117,612)

Unrealized appreciation (depreciation) from

      investments                                         198,533       362,046

                                                         ---------     ---------

Net increase (decrease) in net assets

      resulting from operations                           180,103       237,603

Distribution to shareholders from net

      investment income                                      -             -

Capital share transactions (Note 4)                        24,678        44,429

                                                        ----------     ---------

     Increase (decrease) in net assets                    204,781       282,032

Net Assets

     Beginning of year                                  2,124,718     1,842,686

                                                        ----------    ----------

     End of year (includes $0 and $0 of                $2,329,499    $2,124,718

     undistributed net investment income,               ==========    ==========

     respectively)

    The accompanying notes are an integral part of these financial statements.

                                       12

(page)

                         NORTHQUEST CAPITAL FUND, INC.

                         -----------------------------

                              Financial Highlights

                              --------------------

        For a share of capital stock outstanding throughout the period

        --------------------------------------------------------------

                        For the years ended December 31,

                        --------------------------------

                                      2010     2009     2008     2007     2006

--------------------------------------------------------------------------------

PER SHARE DATA:

--------------------------------------------------------------------------------

Net Asset Value, Beginning of Period $10.18   $ 9.05   $12.85   $13.35   $11.77

--------------------------------------------------------------------------------

Income from Investment Operations:

Net Investment Income (Loss) (1)      (0.09)   (0.03)    0.01     0.01      -

Net Realized and Unrealized Gain

           (Loss) on Investments        .94     1.16    (3.80)   (0.50)    1.58

                                      ------    -----    -----    -----    -----

Total from Investment Operations       0.85     1.13    (3.79)   (0.49)    1.58

--------------------------------------------------------------------------------

Less Distributions                      -        -      (0.01)   (0.01)     -

--------------------------------------------------------------------------------

Net Asset Value, End of Period       $11.03   $10.18   $ 9.05   $12.85   $13.35

--------------------------------------------------------------------------------

Total Return (2)                      8.35%   12.49%  -29.48%   -3.69%   13.42%

--------------------------------------------------------------------------------

Ratios and Supplemental Data:

Net Assets, end of Period (000's)    $ 2,329  $ 2,125  $ 1,843  $ 2,519  $ 2,490

Ratio of Expenses, after reim-

bursement to Average Net Assets        1.79%    1.79%    1.79%    1.79%    1.82%

Ratio of Expenses, before reim-

bursement to Average Net Assets        1.79%    1.83%    1.79%    1.79%    1.82%

Ratio of Net Investment Income

   (Loss) to Average Net Assets

            after reimbursement       -0.85%   -0.36%    0.11%      -        -

Ratio of Net Investment Income

   (Loss) to Average Net Assets

           before reimbursement          -     -0.40%      -        -        -

Portfolio Turnover Rate                0.00%    0.00%   22.38%    0.00%    1.67%

--------------------------------------------------------------------------------

1   Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the period

2   Total return assumes reinvestment of dividends

    The accompanying notes are an integral part of these financial statements.

                                       13

(page)

                         NORTHQUEST CAPITAL FUND, INC.

                         -----------------------------

                         Notes to Financial Statements

                         -----------------------------

                               December 31, 2010

                               -----------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Nature of Operations:  NorthQuest Capital Fund, Inc. ("the Fund") was incor-

   porated on January 3, 2001 in New Jersey and commenced investment operations

   January 15, 2002.  The Fund is registered as an open-end, non-diversified management investment company under the Investment Company Act of 1940, and its shares are registered under the Securities Act of 1933.

   The following are a summary of the significant accounting policies followed by the Fund:

   Security Valuations:  Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, or when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when re-

   stricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors in accordance with the

   Fund's "Fair Value Policy" that has been authorized by the Fund's board. The

   Board has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

   Federal Income Taxes:  The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.

   Therefore, no federal income tax provision is required.

   In addition, General Accepted Accounting Principles ("GAAP") requires manage-

   ment of the Fund to analyze all open tax years, fiscal years 2007-2009, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the year ended December 31, 2010, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

   Distributions to Shareholders:  The Fund intends to distribute to its share-

   holders substantially all of its net realized capital gains and net invest-

   ment income, if any, at year-end.

   Other:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determin-

   ing gains or losses for financial statements and income tax purposes. Div-

   idend income is recorded on the ex-dividend date and interest income is re-

   corded on an accrual basis.

   Reclassification: In accordance with the determination and disclosure re-

                                       14

(page)

                         NORTHQUEST CAPITAL FUND, INC.

                         -----------------------------

                         Notes to Financial Statements

                         -----------------------------

                               December 31, 2010

                               -----------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

   quirements of investment companies, the Fund has recorded a reclassification in the capital account. As of December 31, 2010, the Fund recorded a per-

   manent book/tax difference of $18,430 from net investment loss to paid in capital. This reclassification has no impact on the net asset value of the

   Fund and is designed generally to present undistributed income and realized gains/(losses) on a tax basis, which is considered to be more informative to shareholders.

   Estimates:  The preparation of financial statements in conformity with gen-

   erally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Management has evaluated subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED TRANSACTIONS

   The Fund has an investment advisory agreement with Emerald Research Corpora-

   tion ("the Advisor"), whereby the Advisor receives a fee of 1% per year on the net assets of the Fund.  All fees are computed on the average daily clos-

   ing net assets of the Fund and are payable monthly.  The investment advisory fee  paid to to the Advisor for the year ended December 31, 2010 was $21,777.

   The Advisor has agreed to decrease the investment advisory fee or, if neces-

   sary, to reimburse the Fund if and to the extent that the Fund's aggregate annual operating expenses exceed 1.79%. The Fund expense ratio for 2010 was

   1.79%; therefore no reimbursement for expenses occurred for the year ended

   December 31, 2010. The Advisor has agreed to pay all IRA custodial fees which amounted to $1,034 as of December 31, 2010.

   Mr. Peter J. Lencki is President of the Advisor and is also President of the

   Fund.

3. INVESTMENT TRANSACTIONS

   For the year ended December 31, 2010, purchases and sales of investment se-

   curities other than short-term investments aggregated $46,878 and $0,

   respectively.

4. CAPITAL SHARE TRANSACTIONS

   As of December 31, 2010, there were 500,000,000 shares of $.001 par value capital stock authorized. Total capital stock and paid-in capital as of

   December 31, 2010 amounted to $2,097,907.

                                       15

(page)

                         NORTHQUEST CAPITAL FUND, INC.

                         -----------------------------

                         Notes to Financial Statements

                         -----------------------------

                               December 31, 2010

                               -----------------

4. CAPITAL SHARE TRANSACTIONS (continued)

                                  December 31, 2010         December 31, 2009

                                  -----------------         -----------------

                                 Shares       Amount       Shares       Amount

                                ---------------------     ---------------------

   Shares sold                   14,476    $ 148,800       10,987    $  93,800

   Shares issued in

    Reinvestment of dividends       -           -             -            -

   Shares redeemed              (12,037)    (124,122)     (5,819)    (49,371)

                                --------    ---------     --------    ---------

   Net increase (decrease)        2,439    $  24,678        5,168    $  44,429

                                ========    =========     ========    =========

5. FEDERAL INCOME TAXES

   Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting prin-

   ciples generally accepted in the United States.

   The tax character of distributions paid during the years ended December 31,

   2010 and 2009 were as follows:

                                            2010            2009

                                           ------          ------

           Net investment income          $   -           $   -

   As of December 31, 2010, the tax basis components of distributable earnings,

   unrealized appreciation (depreciation) and tax cost of investment securities were as follows:

    Undistributed ordinary income                           $        -

    Capital loss carryforwards expiring: 12/31/2012+                (5)

                                         12/31/2016            (80,005)

                                         12/31/2017           (117,612)

                                                            -----------

                                                            $ (197,622)

                                                            ===========

    Gross unrealized appreciation on investment securities  $  460,087

    Gross unrealized depreciation on investment securities     (30,873)

                                                            -----------

    Net unrealized appreciation on investment securities    $  429,214

                                                            ===========

    Tax cost of investment securities                       $1,155,741

                                       16

(page)

                         NORTHQUEST CAPITAL FUND, INC.

                         -----------------------------

                         Notes to Financial Statements

                         -----------------------------

                               December 31, 2010

                               -----------------

6. NEW ACCOUNTING PRONOUNCEMENT

   In January 2010, the Financial Accounting Standards Board ("FASB") issued

   Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about

   Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards

   Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual periods be-

   ginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU

   No. 2010-06 will have on the Fund's statement disclosure.

7. CREDIT FACILITY

   The Fund has an available line of credit with a commercial bank of up to

   $50,000 to meet its operating needs. Borrowings are repayable at the bank's prime rate (3.25% at December 31, 2010) plus .99%. There were no borrowings during the fiscal year ended December 31, 2010 and the balance due on this facility at December 31, 2010 was $0.

                                       17

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            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Directors of the

NorthQuest Capital Fund, Inc.

   We have audited the accompanying statement of assets and liabilities of the

NorthQuest Capital Fund, Inc., (the "Fund") including the schedule of invest-

ments, as of December 31, 2010 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public

Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.

An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirma-

tion of securities owned as of December 31, 2010, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting princi-

ples used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits pro-

vide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the

NorthQuest Capital Fund, Inc. as of December 31, 2010, the results of its oper-

ations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania                               Sanville & Company

January 29, 2011

                                       18

(page)

BOARD OF DIRECTORS INFORMATION                                 December 31, 2010

NorthQuest Capital Fund, Inc.

The Fund's Board of Directors has the ultimate responsibility of running the

Fund.  Information about the Fund's Directors are provided below.  Additional board member information is included in the SAI, which is available free of charge by calling 1-800-698-5261.

INDEPENDENT DIRECTORS

Each "Independent Director" received an aggregate compensation of $200 from the

Fund for the year ended December 31, 2010. The Fund does not pay any compensa-

tion to its Directors who are considered "Interested Directors" of the Fund.

                                                                   Other Public

                              Term/Time   Principal Occupation     Company

Name & Age         Position    on Bd.     During Last 5 Years      Directorships

----------         --------  -----------  ---------------------    -------------

Robert S. Keesser    Lead    1 Year &      Dist. Sales Manager        None

Age 49             Director  served since  Genuine Parts Co.

                             Fund's        Atlanta, GA

                             inception

John G. Padovano   Director  1 Year &      President                  None

Age 62                       served since  Rand Direct, Inc.

                             Fund's        Edison, NJ

                             inception

Michael W.         Director  1 Year &      Financial Analyst          None

     Sommerhalter            served since  Bank of America

Age 24                       04/2009       Charlotte, NC

INTERESTED DIRECTOR

Peter J. Lencki    Chairman  1 Year &      Portfolio Manager          None

Age 56             President served since  NorthQuest Capital Fund

                   Treasurer Fund's

                             inception

Directors of the Fund are considered "Interested Directors", as defined in the

Investment Company Act of 1940, because these individuals are affiliated with the Fund's Investment Adviser.  Mr. Peter Lencki is president/owner in the

Fund's Investment Adviser.

BOARD DISCUSSION ON RENEWING FUND'S ADVISORY CONTRACT

The Board renewed the advisory contract with Emerald Research Corp. (ERC) on

July 19, 2010 (effective August 10, 2010 to August 10, 2011) for the following reasons.

                         Nature and Quality of Services

The Directors reviewed the nature, extent and quality of the services provided by ERC to the Fund. They considered the Investment Adviser's performance as per daily Fund operations, securities research, and its compliance policies and pro-

cedures. Based on these findings the Board concluded that they were satisfied with the nature, extent and quality of services provided by the Investment

Adviser under the advisory contract.

                             Investment Performance

The Board reviewed the Fund's performance under the Investment Adviser's manage-

ment against the S&P500 Index. They noted that for the first six months of 2010,

the Fund was down 5.50% while the S&P500 Index was down 7.57%. They discussed current market and economic conditions and the Fund's performance as per these conditions. The Board concluded that the Fund's overall performance was satis-

factory.

                                       19

(page)

BOARD OF DIRECTORS (continued)                                December 31, 2010

NorthQuest Capital Fund, Inc.

                                      Fees

The Directors examined the advisory fee paid to the Investment Adviser as per the advisory agreement. They compared the advisory fee with advisory fees paid by other funds. The Board also noted that the advisory contract obligates ERC to reimburse the Fund if the Fund's total expenses exceed 1.79% per year of the averaged total net assets of the Fund. Based on these findings the Board deter-

mined that the advisory fees paid under the advisory contract were reasonable when compared to fees charged by other Investment Advisers providing similar services to other Funds.

          Profitability and Other Benefits to the Investment Adviser

The Board next reviewed ERC's financial condition which included its general ledger, balance sheet and profit and loss information. Based on this examination the directors concluded that ERC's profitability would not prevent the Board from approving the renewal of the advisory contract.

                               Economies of Scale

The Board considered information as per economies of scale and whether current fees might require an adjustment. The directors determined that no adjustment of the existing fee was necessary.

PROXY VOTING INFORMATION

The Fund's proxy voting policies, procedures, and voting records relating to common stock securities in the Fund's investment portfolio are available with-

out charge, upon request, by calling the Fund's toll-free telephone number

1-800-698-5261. The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Fund's proxy information is also available on the

Securities and Exchange Commission website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of investments with the Securities and

Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's web site at http://

www.sec.gov. or they may be reviewed and copied at the SEC's Public Reference

Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

(page)

                              Investment Advisor

                              ------------------

                         Emerald Research Corporation

                                16 Rimwood Lane

                              Colts Neck, NJ 07722

                                   Custodian

                                   ---------

                         Charles Schwab & Company, Inc.

                                70 White Street

                              Red Bank, NJ 07701

                                 Transfer Agent

                                 --------------

                         Emerald Research Corporation

                                16 Rimwood Lane

                              Colts Neck, NJ 07722

                 Independent Registered Public Accounting Firm

                 ---------------------------------------------

                               Sanville & Company

                               1514 Old York Road

                               Abington, PA 19001

                                 Legal Counsel

                                 -------------

                              The Sourlis Law Firm

                                214 Broad Street

                               Red Bank, NJ 07701

This report and the financial statements contained herein are submitted for the general information of shareholders and not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of NorthQuest Capital Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and material information.

                                      iii

(page)

Item 2. Code of Ethics.

                                 CODE OF ETHICS

Pursuant to the requirements of Section 406 and 407 of the Sarbanes-Oxley Act of

2002, the NorthQuest Capital Fund, (the "Fund"), hereby adopts the following

Code of Ethics, which applies to the Fund's principal executive (Peter Lencki),

chief financial officer (Peter Lencki), and accounting officers or persons per-

forming similar functions regardless of whether these individuals are employed by the Fund or a third party, is designed to deter wrongdoing and to promote:

 a) Honest and ethical conduct, including the ethical handling of actual and ap-

    parent conflicts of interest between personal and professional relation-

    ships;

 b) Full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities and

    Exchange Commission and in all public communications.

 c) Compliance with all applicable governmental laws, rules and regulations;

 d) Prompt internal reporting of violations of the code, should any occur, to any of the principal officers of the Fund and all appropriate persons ident-

    ified in the code; and

 e) The principal executive officer of the Fund will be held accountable for adherence to the code as presented above.

Item 3. Audit Committee Financial Expert.

    The Fund has assets of $2.3 million and has no audit committee and therefore has no audit committee financial expert.  The Fund's officers and board of directors, which consists of independent directors that control 75% of the board, oversee and review all Fund reports.  The current Fund auditor is

    John Townsend of Sanville & Company. Mr. Townsend conducts the various Fund audits and continues to indicate satisfaction with the Fund's internal controls, security certificate inspections, and other Fund reporting. At this time the Fund believes it has adequate supervision over its accounting procedures, practices and reporting.

Item 4-8. (Reserved)

Item 9. Controls and Procedures.

   Peter J. Lencki is the president and chief financial officer of the Fund. He handles all financial matters of the Fund and has provided the internal con-

   trol procedures to produce detailed and accurate reports in all financial matters involving Fund operations. Peter J. Lencki reports to the board of directors on a continuous basis.  Mr. Lencki is also president and owner of the investment adviser, the Emerald Research Corporation. Auditors have re-

   viewed the Internal Control exercised by the Fund during this past year and found no material weaknesses.

Item 10. Exhibits.

   A. EX99Q410.CER

      A separate certification of the principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment

      Company Act of 1940 is filed herewith as an exhibit to and part of this Form N-CSR/A.

   B. EY99Q410.CER

      A separate certification of the principal executive and principal financial officers as required by Section 906 of the Sarbanes-Oxley Act is filed herewith as an exhibit to and part of this Form N-CSR/A.

                                      iv

(page)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

   (Registrant)                                    NorthQuest Capital Fund, Inc.

   By (Signature and Title)                          /s/ Peter J. Lencki

                                                         ---------------

                                                         Peter J. Lencki

                                                         President

                                                         Chief Financial Officer

   Date:  09/22/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Act of 1940, this report to be signed below by the following person on behalf of the registrant and in capacities and on the date indicated.

   (Registrant)                                    NorthQuest Capital Fund, Inc.

   By (Signature and Title)                          /s/ Peter J. Lencki

                                                         ---------------

                                                         Peter J. Lencki

                                                         President

                                                         Chief Financial Officer

   Date: 09/22/11

                                       v